SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Assets
Total assets measured at fair value
Liabilities
Derivative Liability	$ 216,223	$ 268,403
Total liabilities measured at fair value	$ 216,223	$ 268,403
Fair Value, Inputs, Level 1 [Member]
Assets
Total assets measured at fair value
Liabilities
Derivative Liability
Total liabilities measured at fair value
Fair Value, Inputs, Level 2 [Member]
Assets
Total assets measured at fair value
Liabilities
Derivative Liability
Total liabilities measured at fair value
Fair Value, Inputs, Level 3 [Member]
Assets
Total assets measured at fair value
Liabilities
Derivative Liability	$ 216,223	$ 268,403
Total liabilities measured at fair value	$ 216,223	$ 268,403